Interbank Loans at amortized cost - Schedule of Interbank Loans, Net (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowances for loans losses	$ (978,754)	$ (1,081,658)
Loans and receivables from banks	80,554	7,121
Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(353)	(10)
Foreign Banks [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(353)	(10)	$ (239)
Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(353)	(10)
Loans and receivables from banks	80,554	7,121
Inter banks cash loans [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	$ 80,907
Non transferrable deposits with foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		$ 7,131